As filed with the Securities and Exchange Commission on July 30, 1999

                                                 Securities Act File No. 2-78646
                                        Investment Company Act File No. 811-3189

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                           Pre-Effective Amendment No.                      |_|
                         Post-Effective Amendment No. 18                    |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                                Amendment No. 34                            |X|
                        (Check appropriate box or boxes)

                                   ----------

                            Summit Cash Reserves Fund
                     of Financial Institutions Series Trust
               (Exact Name of Registrant as Specified in Charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (609) 282-2800

                                 TERRY K. GLENN
                          Summit Cash Reserves Fund of
                       Financial Institutions Series Trust
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:

        Counsel for the Fund                      Michael J. Hennewinkel, Esq.
          BROWN & WOOD LLP                           FUND ASSET MANAGEMENT
       One World Trade Center                             P.O. Box 9011
    New York, New York 10048-0557               Princeton, New Jersey 08543-9011
   Attention: Frank P. Bruno, Esq.

                                   ----------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

|_|  immediately upon filing pursuant to paragraph (b)
|_|  on March 1, 1999  pursuant to paragraph  (b)
|X|  60 days after filing pursuant to paragraph (a)(1)
|_|  on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)
|_|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

      Title of Securities Being Registered: Shares of Beneficial Interest,
                           par value $.10 per share.

================================================================================

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                            [LOGO] Merrill Lynch

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 30, 1999

Summit Cash Reserves Fund
  of Financial Institutions Series Trust

                                                              September __, 1999

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                            PAGE
[CLIPART] KEY FACTS
          ----------------------------------------------------------------------
          The Summit Cash Reserves Fund at a Glance ...........................3
          Risk/Return Bar Chart ...............................................4
          Fees and Expenses ...................................................5

[CLIPART] DETAILS ABOUT THE FUND
          ----------------------------------------------------------------------
          How the Fund Invests ................................................7
          Investment Risks ....................................................9

[CLIPART] YOUR ACCOUNT
          ----------------------------------------------------------------------
          How to Buy, Sell and Exchange Shares ...............................11
          How Shares Are Priced ..............................................16
          Dividends and Taxes ................................................16

[CLIPART] MANAGEMENT OF THE FUND
          ----------------------------------------------------------------------
          Fund Asset Management ..............................................18
          Financial Highlights ...............................................19

[CLIPART] FOR MORE INFORMATION
          ----------------------------------------------------------------------
          Shareholder Reports ........................................Back Cover
          Statement of Additional Information ........................Back Cover


                           SUMMIT CASH RESERVES FUND

[CLIPART] Key Facts

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Short Term Securities -- securities with maturities of not more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities.

Direct U.S. Government Obligations --
obligations that are issued or have
their principal and interest guaranteed
and backed by the full faith and credit
of the United States.

Repurchase Agreements -- agreements
where another party sells securities to
the Fund and at the same time agrees to
repurchase the securities at a
particular time and price.

THE SUMMIT CASH RESERVES FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?

The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities.

What are the Fund's main investment strategies?

The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short term securities, such as direct U.S. Government obligations, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

What are the main risks of investing in the Fund?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the Fund may lose money if the other party to a repurchase agreement defaults on its obligation. Foreign investing involves special risks including higher costs and the possibility of adverse political, economic and other developments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Fund are offered to participants in the exchange program or exchange privilege. See "Your Account" below for more details.

The Fund may be an appropriate investment for you if you:

   o  Are looking for current income and liquidity.

   o  Are looking for preservation of capital.

   o Are investing with short term goals in mind, such as for cash reserves.


                           SUMMIT CASH RESERVES FUND                           3

[CLIPART] Key Facts

Yield--the income generated by
an investment in the Fund.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for the past ten calendar years. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

 [The following table was represented as a bar chart in the printed material.]

       1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
       ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
       8.98%  7.99%  5.61%  3.19%  2.49%  3.48%  5.18%  4.61%  5.22%  5.58%

During the ten year period shown in the bar chart, the highest return for a quarter was 2.34% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.58% (quarter ended March 31, 1994). The Fund's year-to-date return as of June 30, 1999 was 2.25%.

Average Annual Total Returns  (as of the        Past        Past         Past
calendar year ended December 31, 1998)        One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
Summit Cash Reserves Fund Class  A              5.58%       4.81%         5.21%
--------------------------------------------------------------------------------

YIELD INFORMATION
--------------------------------------------------------------------------------

The yield on Fund shares normally will fluctuate on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Fund's yield is affected by changes in interest rates, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time and may not be comparable to the yield on shares of other money market funds. To obtain the Fund's current 7-day yield, call 1-800-221-7210.


4                          SUMMIT CASH RESERVES FUND

UNDERSTANDING
EXPENSES

Fund investors pay various fees and
expenses, either directly or indirectly.
Listed below are some of the main types
of expenses, which all mutual funds may
charge:

Expenses paid indirectly by the
shareholder:

Annual Fund Operating Expenses --
expenses that cover the costs of
operating the Fund.

Management Fee -- a fee paid to the
Investment Manager for managing the
Fund.

Distribution Fees -- fees used to
support the Fund's marketing and
distribution efforts, such as
compensating Financial Consultants,
advertising and promotion.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers two classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy each class. After determining which class you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below.

Annual Fund Operating Expenses (expenses that are
deducted from Fund assets)                               Class A         Class B
--------------------------------------------------------------------------------
Management Fees                                           0.50%            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(a)                              None             0.75%
--------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)(b)        0.54%            0.21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(c)                   1.04%            1.46%
--------------------------------------------------------------------------------

(a) The Fund is authorized to pay Merrill Lynch distribution fees of 0.75% each year under a distribution plan with respect to Class B shares that the Fund has adopted under rule 12b-1. For the fiscal year ended May 31, 1999, $585,314 was paid to Merrill Lynch pursuant to the distribution plan.

(b) The Fund pays the Transfer Agent $11.00 per Class A shareholder account and $14.00 per Class B shareholder account and reimburses the Transfer Agent's out of pocket expenses. The Fund also pays a $.20 monthly closed account charge, which is assessed on all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the fiscal year ended May 31, 1999, the Fund paid the Transfer Agent fees totaling $52,953. The Investment Manager provides accounting services to the Fund at its cost. For the fiscal year ended May 31, 1999, the Fund reimbursed the Investment Manager $64,596 for these services.

(c) For the fiscal year ended May 31, 1999, the Investment Manager voluntarily waived a portion of the management fee. Total Annual Fund Operating Expenses, after giving effect to the waiver of fees, was 0.34% for Class A shares and 1.10% for Class B shares.


                           SUMMIT CASH RESERVES FUND                           5

[CLIPART] Key Facts

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
  Class A                  $106            $331            $574           $1,271
--------------------------------------------------------------------------------
  Class B                  $149            $462            $797           $1,746
--------------------------------------------------------------------------------


6                          SUMMIT CASH RESERVES FUND

[CLIPART] Details About the Fund

ABOUT THE
PORTFOLIO MANAGER

Carlo J. Giannini is a Vice President
and the portfolio manager of the Fund.
Mr. Giannini has been a Vice President
of Fund Asset Management since 1981.

ABOUT THE MANAGER

The Fund is managed by Fund Asset
Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities. These instruments are U.S. dollar-denominated fixed income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government or a government agency has issued or guaranteed the debt). Other than U.S. Government and Government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality.

Fund management will vary the types of money market instruments in the Fund's portfolio, as well as the Fund's average maturity, in response to its assessment of the relative value of different securities and future short term interest rates. The Fund's dollar-weighted average maturity will not exceed 90 days. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the money market obligations the Fund may buy are:

United States Government Securities -- Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

United States Government Agency Securities -- Debt securities issued by U.S. Government agencies, government-sponsored enterprises, and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.

Bank Money Instruments -- Obligations of commercial banks, savings banks, or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the U.S. parent bank.


                           SUMMIT CASH RESERVES FUND                           7

[CLIPART] Details About the Fund

Commercial Paper And Other Short Term Obligations -- Commercial paper (including variable amount master demand notes, funding agreements, and mortgage backed or asset backed securities) with no more than 397 days (13 months) remaining to maturity at the date of purchase.

Foreign Bank Money Instruments -- U.S. dollar denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposits, bankers' acceptances, time deposits, bank notes and deposit notes. Payment on securities of foreign branches and subsidiaries may be a general obligation of the parent bank or may be an obligation only of the issuing branch or subsidiary. The Fund will invest in these securities only if Fund management determines they are of comparable quality to other investments permissible for the Fund.

Foreign Short Term Debt Instruments -- U.S. dollar denominated commercial paper and other short term obligations issued by foreign entities. The Fund may purchase these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments.

Repurchase Agreements -- In a repurchase agreement the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above.

Reverse Repurchase Agreements -- In a reverse repurchase agreement the Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may engage in reverse repurchase agreements involving the money market securities described above.

When-Issued, Delayed Delivery and Forward Commitments -- The Fund may buy or sell money market securities on a when-issued, delayed delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase price.


8                          SUMMIT CASH RESERVES FUND

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Credit Risk -- Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Selection Risk -- Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

Interest Rate Risk -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk -- In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Borrowing Risk -- The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.

Repurchase Agreement Risk -- If the party with whom the Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

Reverse Repurchase Agreement Risk -- The Fund may lose money if the other party fails to meet its obligation under the agreement and the Fund has to buy the underlying securities elsewhere at more than the agreed-upon price. In addition, in a declining market the Fund may be unable to sell securities that are the subject of a reverse repurchase agreement until it repurchases them, which may result in the Fund receiving a lower sale price than it otherwise would have.


                           SUMMIT CASH RESERVES FUND                           9

[CLIPART] Details About the Fund

When-Issued Securities, Delayed Delivery Securities and Forward Commitments -- When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has to set aside to pay for the security and any gain in the security's price. When issued and delayed delivery securities also involve the risk that the yields available in the market when delivery takes place may be higher than those fixed in the transaction at the time of commitment. If this happens, the value of the when-issued or delayed delivery security will generally decline.

Securities Lending Risk -- The Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money if it is unable to recover its securities or if the value of its collateral falls. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk -- The Fund may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and other foreign entities. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


10                         SUMMIT CASH RESERVES FUND

[CLIPART] Your Account

HOW TO BUY, SELL AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, and exchange shares through Merrill Lynch or other securities dealers. You may also buy and sell shares through the Transfer Agent. To learn more about buying and selling shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.


                           SUMMIT CASH RESERVES FUND                          11

[CLIPART] Your Account

If You Want To        Your Choices                          Information Important For You To Know
---------------------------------------------------------------------------------------------------------------------------
Buy Shares            First, determine the exchange         Class A shares and Class B shares will be offered only:
                      arrangement through which                 o to participants in the exchange privilege available
                      you are eligible to purchase                to certain mutual funds advised by the Investment
                      shares                                      Manager or MLAM or by Mercury Asset Management
                                                                  International Limited; and
                                                                o to participants in the exchange program with certain non-money market mutual funds for which Merrill Lynch serves as selected dealer and that are not advised by the Investment Manager or MLAM
                    ----------------------------------------------------------------------------------------------------------------
                    Next, determine the amount of            Shares with a net asset value of at least $100 are required to qualify
                    your investment                          for the exchange program and the exchange privilege and shares used in an exchange must have been held for at least fifteen days.
                    ----------------------------------------------------------------------------------------------------------------
                    Have your Merrill Lynch Financial        You may request a Merrill Lynch Financial Consultant or a securities
                    Consultant or securities dealer submit   dealer that has entered into a selected dealer agreement with Princeton
                    your purchase order                      Funds Distributor, Inc. (the "Distributor") to place a purchase order for your account pursuant to the exchange privilege or exchange program. See below for more details.

                                                             The price of your shares will be the net asset value next calculated after your order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund.
                                                             Generally, purchase orders placed through Merrill Lynch will be effective on the day following the day the order is placed. Shares purchased will begin accruing dividends on the day of purchase.

                                                             The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
------------------------------------------------------------------------------------------------------------------------------------
Add To Your         Purchase additional shares               There is no minimum investment for additional purchases for all
Investment                                                   accounts.
------------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares    Submit a sell order directly to the      You may redeem shares by submitting a written notice of redemption
                    Transfer Agent                           directly to the Transfer Agent, Financial Data Services,
                                                             Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption
                                                             requests should not be sent directly to the Trust. The notice requires the signature of all persons in whose names the shares are registered signed exactly as their name appears on the Transfer Agent's register.
                                                             The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional stock exchange. Notarized signatures are not sufficient.

                                                             The price of your shares will be the net asset value next calculated after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to the Transfer Agent prior to the determination of net asset value of the Fund (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

                                                             The Fund may reject an order to sell shares under certain
                                                             circumstances.
------------------------------------------------------------------------------------------------------------------------------------

12                                                     SUMMIT CASH RESERVES FUND


If You Want To        Your Choices                          Information Important For You To Know
-----------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares      Repurchase through securities         You may request your securities dealer to place an order for the
(continued)           dealers                               Trust to repurchase your shares. The Trust will normally accept orders to repurchase shares by wire or telephone from dealers. The price of your shares will be the net asset value next calculated after your order is placed. For your repurchase request to be priced at the net asset value on the day of your request, you must submit your request to your dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time). Any repurchase request placed by a dealer after that time will be priced at the net asset value at the close of business on the next business day. These repurchase arrangements do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. For shareholders requesting repurchases through their securities dealer, payment will be made by the Transfer Agent to the dealer.
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your        Exchange Privilege
Shares
                     If you acquired your shares upon       Class A shareholders: You will have an exchange privilege with Class
                     an exchange from a fund advised        A and Class D shares of certain MLAM-advised funds.
                     by the Investment Manager or MLAM
                     ("MLAM-advised fund")                  You may exchange Class A shares of the Fund with Class A shares of one of the MLAM-advised funds if you hold any Class A shares of the MLAM-
                                                            advised fund or you are otherwise eligible to purchase Class A shares of that fund. Otherwise, Class D shares will automatically be purchased.

                                                            You may exchange back into the same class of shares of the original
                                                            MLAM-advised fund without incurring any sales charge or you may exchange into Class A or Class D shares of another MLAM-advised fund and pay the difference, if any, between the sales charge previously paid and the sales charge payable at the time of the exchange into the new MLAM-advised fund.

                                                            Class B shareholders: You will have an exchange privilege with Class B and Class C shares of certain MLAM-advised funds.

                                                            You may exchange back into the same class of shares of the original
                                                            MLAM-advised fund or another MLAM-advised fund. The period of time that you held your Class B shares of the Fund will count towards satisfaction of the holding period requirement for reducing the contingent deferred sales charge ("CDSC") and towards the conversion period (the length of time until Class B shares are automatically converted into Class D shares) relating to the shares of the
                                                            MLAM-advised fund.

                                                            If Class B shares are redeemed from the Fund and not exchanged into a
                                                            MLAM-advised fund, a CDSC will be charged to the extent that it would have been charged on a redemption of shares from the original
                                                            MLAM-advised fund.
-----------------------------------------------------------------------------------------------------------------------------------

                           SUMMIT CASH RESERVES FUND                          13


If You Want To        Your Choices                          Information Important For You To Know
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your        Exchange Privilege (continued)         Class A shareholders: You will have an exchange privilege with Class A
Shares (continued)                                          or Class I shares of certain Mercury-advised funds.
                     If you acquired your shares upon an
                     exchange from a fund advised by        You may exchange Class A shares of the Fund for Class I shares of one
                     Mercury Asset Management International of the Mercury-advised funds if you are eligible to purchase Class I
                     Limited ("Mercury-advised fund")       shares of that fund. Otherwise Class A shares will automatically be purchased.

                                                            You may exchange back into the same class of shares of the original
                                                            Mercury-advised fund without incurring any sales charge or you may exchange into Class I or Class A shares of another Mercury-advised fund and pay the difference, if any, between the sales charge previously paid and the sales charge payable at the time of the exchange into the new Mercury-advised fund.

                                                            Class B shareholders: You will have an exchange privilege with Class B and Class C shares of certain Mercury-advised funds.

                                                            You may exchange back into the same class of shares of the original
                                                            Mercury-advised fund or another Mercury-advised fund. The period of time that you held your Class B shares of the Fund will count towards satisfaction of the holding period requirement for reducing the CDSC and towards the conversion period (the length of time until Class B shares are automatically converted into Class D shares) relating to the shares of the Mercury-advised fund.

                                                            If Class B shares are redeemed from the Fund and not exchanged into a
                                                            Mercury-advised fund, a CDSC will be charged to the extent that it would have been charged on a redemption of shares from the original
                                                            Mercury-advised fund.
                    ----------------------------------------------------------------------------------------------------------------
                     Exchange Program

                     If you purchase shares of              Shares of the Participating Fund that are subject to a front end sales
                     certain non-money market mutual        charge will be exchanged for Class A shares of the Fund at net asset
                     funds not advised by the Investment    value without imposition of a sales charge.
                     Manager, MLAM or Mercury and not
                     distributed by the Distributor, but    You may exchange back into the original Participating Fund without
                     for which Merrill Lynch acts as        incurring a sales charge or you may exchange into another
                     selected dealer ("Participating        Participating Fund and pay the difference, if any, between the sales
                     Fund")                                 charge previously paid and the sales charge payable at the time of the exchange into the new Participating Fund.

                                                            Shares of the Participating Fund that are subject to a CDSC will be exchanged for Class B shares of the Fund at net asset value without imposition of a CDSC.

                                                            You may exchange back into the same class of the original
                                                            Participating Fund or another Participating Fund in the same fund complex. The period of time that you held your Class B shares of the
                                                            Fund will count towards satisfaction of the holding period requirement for reducing the CDSC and towards the conversion period (the length of time until Class B shares are automatically converted into Class D shares) relating to the shares of the Participating Fund.

-----------------------------------------------------------------------------------------------------------------------------------

14                           SUMMIT CASH RESERVES FUND


If You Want To        Your Choices                          Information Important For You To Know
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your        Exchange Program (continued)           If Class B shares are redeemed from the Fund and not exchanged into a
Shares (continued)                                          Participating Fund, a CDSC will be charged to the extent that it would have been charged on a redemption of shares from the original
                                                            Participating Fund.

-----------------------------------------------------------------------------------------------------------------------------------


                           SUMMIT CASH RESERVES FUND                          15

[CLIPART] Your Account

Net Asset Value -- the market value of
the Fund's total assets after deducting
liabilities, divided by the number of
shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends and capital gains may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value each day the New York Stock Exchange is open, after the close of business on the Exchange (generally, 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Share purchase orders are effective on the date Federal Funds become available to the Fund. You will begin accruing dividends on the day following the date your purchase becomes effective.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends of ordinary income are declared daily and reinvested monthly in the form of additional shares at net asset value. Shareholders will receive statements monthly or quarterly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. Dividends of capital gains, if any, will be paid to shareholders at least annually. It is expected that ordinary income will comprise most of the Fund's distributions, although the Fund may distribute capital gains as well.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If the value of the assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Fund, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.


16                         SUMMIT CASH RESERVES FUND

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, the Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.


                           SUMMIT CASH RESERVES FUND                          17

[CLIPART] Management of the Fund

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, the Fund's Investment Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Investment Manager has the responsibility for making all investment decisions for the Fund. The Fund pays the Investment Manager a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $516 billion in investment company and other portfolio assets under management as of June 1999. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests, and this could hurt the Fund's investment returns.


18                         SUMMIT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

                                                                                  Class A                           Class B
                                                      --------------------------------------------------------  ---------------
                                                                                                                 For the period
                                                                   For The Year Ended May 31,                    October 9, 1998+
                                                        ------------------------------------------------------      to May 31,
                                                          1999        1998       1997        1996        1995         1999
                                                        -----------------------------------------------------------------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $          $  1.00     $  1.00     $  1.00     $  1.00       $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Investment income -- net                                             .0531       .0432       .0476       .0444
-------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments -- net              --        .0001      (.0011)      .0014
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .0531       .0433       .0465       .0458
-------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
  Investment income -- net                                          (.0531)     (.0431)     (.0476)     (.0444)
  Realized gain on investments -- net                                  --          --           --++    (.0001)
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (.0531)     (.0431)     (.0476)     (.0445)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $          $  1.00     $  1.00     $  1.00     $  1.00       $
-------------------------------------------------------------------------------------------------------------------------------
Total Investment Return                                        %     5.36%        4.40%       4.95%       4.51%             %
-------------------------------------------------------------------------------------------------------------------------------
Ratios To Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement                                 %      .00%        1.38%       1.13%        .98%             %
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                                       %    72.77%        1.97%       1.13%        .98%             %
-------------------------------------------------------------------------------------------------------------------------------
Investment income and realized gain on
   investments -- net                                          %     5.30%        4.18%       4.83%       4.35%             %
-------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $          $  253      $   240     $34,865     $89,119       $
-------------------------------------------------------------------------------------------------------------------------------

 * Annualized.

 + Commencement of Operations.

++ Amount is less than $.0001 per share.


                           SUMMIT CASH RESERVES FUND                          19

                      (This page intentionally left blank)


                           SUMMIT CASH RESERVES FUND

                      (This page intentionally left blank)


                           SUMMIT CASH RESERVES FUND

                      (This page intentionally left blank)


                           SUMMIT CASH RESERVES FUND

                        ---------------------------------
                                    POTENTIAL
                                    INVESTORS

                          Open an account (two options)
                        ---------------------------------

            (1)                                            (2)
----------------------------                 -----------------------------------
       MERRILL LYNCH                                  TRANSFER AGENT
    FINANCIAL CONSULTANT
    OR SECURITIES DEALER                       Financial Data Services, Inc.
                                                       P.O. Box 45290
  Advises shareholders on                     Jacksonville, Florida 32232-5290
  their Fund investments.                              1-800-221-7210
----------------------------
                                                 Performs recordkeeping and
                                                     reporting services.
                                             -----------------------------------

             ----------------------------------------------------
                                  DISTRIBUTOR

                           Princeton Funds Distributor, Inc.
                                  P.O. Box 9081
                        Princeton, New Jersey 08543-9081

                      Arranges for the sale of Fund shares.
              ----------------------------------------------------

------------------------                     -----------------------------------
        COUNSEL                                           CUSTODIAN
                         ------------------
   Brown & Wood LLP            THE FUND             The Bank of New York
One World Trade Center                               90 Washington Street
  New York, New York        The Board of                 12th Floor
    10048-0557            Trustees oversees        New York, New York 10286
                              the Fund.
Provides legal advice    ------------------           Holds the Fund's
    to the Fund.                                    assets for safekeeping.
------------------------                     -----------------------------------

-----------------------------------         ------------------------------------
       INDEPENDENT AUDITORS                          INVESTMENT MANAGER

      Deloitte & Touche LLP                       Fund Asset Management, L.P.
        117 Campus Drive
 Princeton, New Jersey 08540-6400                  ADMINISTRATIVE OFFICES
                                                   800 Scudders Mill Road
      Audits the financial                      Plainsboro, New Jersey 08536
statements of the Fund on behalf of
       the shareholders.                              MAILING ADDRESS
-----------------------------------                    P.O. Box 9011
                                              Princeton, New Jersey 08543-9011

                                                     TELEPHONE NUMBER
                                                      1-800-MER-FUND

                                                    Manages the Fund's
                                                  day-to-day activities.
                                            ------------------------------------


                           SUMMIT CASH RESERVES FUND

[CLIPART] For More Information

Shareholder Reports

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-221-7210.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-221-7210.

Statement Of Additional Information

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or by calling 1-800-221-7210.

Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #811-3189
Code #SUMMIT-09-99
(C)Fund Asset Management, L.P.

                                                            [LOGO] Merrill Lynch

                                        Summit Cash Reserves Fund
                                          of Financial Institutions Series Trust


                                                               September  , 1999

The information in this statement of additional information is not complete and may be changed. This statement of additional information is not an offer to sell these securities in any state where the offer or sale is not permitted.

                             Subject To Completion
                Preliminary Statement of Additional Information
                              Dated July 30, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                            Summit Cash Reserves Fund
                     of Financial Institutions Series Trust

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      The investment objectives of the Summit Cash Reserves Fund (the "Fund") are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will primarily consist of U.S. Government and Government agency securities, bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of all other securities. See "Investment Objectives and Policies." The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Management of the Fund expects that substantially all the assets of the Fund will be invested in securities maturing in less than one year, but at times some portion may have longer maturities not exceeding 762 days. The dollar weighted-average maturity of the Fund's portfolio will not exceed 90 days. There can be no assurance that the investment objectives of the Fund will be realized. The Fund is a separate series of Financial Institutions Series Trust (the "Trust"), a no-load, diversified, open-end investment company organized as a Massachusetts business trust.

                              --------------------

      The Fund will offer two classes of shares designated as Class A and Class B (the "Shares"). The Shares will be available only upon exchange of shares pursuant to the exchange program or pursuant to the exchange privilege available to certain mutual funds advised by Merrill Lynch Asset Management, L.P. ("MLAM"), Fund Asset Management, L.P. ("FAM" or the "Investment Manager") or Mercury Asset Management International Limited ("Mercury"). See "Exchange Privilege and Exchange Program." Shares of the Fund are offered at their net asset value without any sales charge; however, Class B shares will be subject to ongoing distribution fees and may be subject to a contingent deferred sales charge ("CDSC"). Shares may be purchased from securities dealers that have entered into selected dealer agreements with Princeton Funds Distributor, Inc. (the "Distributor" or "PFD").

                              --------------------

      This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated September __, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at the above address. The
Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report or the Prospectus at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.
                              --------------------

                   Fund Asset Management -- Investment Manager
                Princeton Funds Distributor, Inc. -- Distributor

                              --------------------

   The date of this Statement of Additional Information is September __, 1999.

                                TABLE OF CONTENTS

                                                                          Page
                                                                         -----
Investment Objectives and Policies ....................................    2
   Investment Restrictions ............................................    4
Management of the Trust ...............................................    6
   Trustees and Officers ..............................................    6
   Compensation of Trustees ...........................................    7
   Management and Advisory Arrangements ...............................    8
   Code of Ethics .....................................................    9
Purchase of Shares ....................................................    9
   Distribution Plan ..................................................   10
   Conversion of Class B Shares to Class A Shares .....................   11
Redemption of Shares ..................................................   11
   Methods of Redemption ..............................................   12
Exchange Privilege and Exchange Program ...............................   13
   Exchange Privilege .................................................   13
   Exchange Program ...................................................   14
Determination of Net Asset Value ......................................   15
Yield Information .....................................................   16
Taxes .................................................................   16
Portfolio Transactions ................................................   18
General Information ...................................................   19
   Description of Series and Shares ...................................   19
   Independent Auditors ...............................................   20
   Custodian ..........................................................   20
   Transfer Agent .....................................................   20
   Legal Counsel ......................................................   20
   Reports to Shareholders ............................................   20
   Shareholder Inquiries ..............................................   21
   Additional Information .............................................   21
   Security Ownership of Certain Beneficial Owners ....................   21
Financial Statements ..................................................   21
Appendix A ............................................................   22

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Fund are current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Fund that may not be changed without a vote of the majority of the outstanding shares of the Fund.

     All investments of the Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of U.S. Government and Government agency securities. The dollar weighted average maturity of the Fund portfolio will be 90 days or less.

     Investment in the Fund offers several potential benefits. The Fund seeks to provide as high a yield potential as is available, consistent with the preservation of capital, from short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks reduced risk that generally results from diversification of assets. There can be no assurance that the investment objectives of the Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs and in the case of Class B shares, Rule 12b-1 fees.

     In managing the Fund, Fund Asset Management, L.P., ("the Investment Manager") will employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average maturity of the portfolio based on its assessment of the relative values of the various money market securities and future interest rate patterns. The Investment Manager's assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Investment Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

     The following is a description of the types of money market securities in which the Fund may invest:

      (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      (ii)U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;

     (iii)  commercial  paper  and  other  short-term   obligations   issued  by
corporations,   partnerships,   trusts  or  other   entities,   including   U.S.
dollar-denominated obligations issued by foreign entities; and

     (iv)other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

      The Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act").

     FAM will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Fund will only invest in short-term obligations that (1) have been rated in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization ("NRSRO"); (2) have been issued by an issuer rated in one of the two highest rating categories by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (3) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are five NRSROs: Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's and Thomson BankWatch, Inc.

     Rule 2a-7 under the Investment Company Act presently limits investments by the Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Fund's total assets be invested in Second Tier Securities (as defined in the Rule). The Rule requires the Fund to be diversified (as defined in the Rule) other than with respect to government securities and securities subject to a guarantee issued by a non-controlled person (as defined in the Rule).

     The following is a description of some of the investments or investment practices in which the Fund may invest or engage:

     Government Securities. U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees.

     Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth below.

     Commercial Paper and Other Short-Term Obligations. The Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties to enable such instruments to obtain the requisite quality rating by an NRSRO. Variable amount master notes and funding agreements permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

     Bank Money Instruments. Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

     Forward Commitments. The Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The purchase of the underlying securities will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. A separate account of the Fund will be established with The Bank of New York, the Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. The Fund may dispose of a commitment prior to settlement.

     While the types of money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Fund, there is also the risk of the failure of parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

Investment Restrictions

     The Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less. The Fund may not:

     (1) Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money investments). For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry, and investments in mortgage-related or asset-backed securities shall not be considered investments in the securities of issuers in a particular industry.

     (2) Make investments for the purpose of exercising control or management.

     (3) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

     (4) Borrow money except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

     (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein and may hold and sell real estate acquired by the Fund as a result of the ownership of such securities.

     (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     (7) Issue senior securities to the extent such issuance would violate applicable law.

     (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Fund's shareholders. Under the non-fundamental investment restrictions, the Fund may not:

     a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

     b. Make short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales.

     c. Invest in securities which cannot be readily resold because of legal or contractual restrictions, or which cannot otherwise be marketed, redeemed, put to the issuer or to a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Trustees has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and certain commercial paper that is exempt from registration pursuant to
Section 4(2) of the Securities Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

     d. Notwithstanding fundamental investment restriction (4) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements.

     Lending of Portfolio Securities. Subject to investment restriction (6) above, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund. Such loans will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Fund may pay reasonable fees in connection with the arranging of such loans.

     For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.
                                       5

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The Trustees of the Trust consists of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     TERRY K.  GLENN (58) --  President  and  Trustee(1)(2)  --  Executive  Vice
President of the Investment Manager and Merrill Lynch Asset Management, L.P. ("MLAM") (which terms as used herein inside their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     JOE GRILLS (64) -- Trustee(2) -- P.O. Box 98, Rapidan, Virginia 22733. Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986; Member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute since 1997; Director, Duke Management Company since 1992 and Vice Chairman since 1998; Director, LaSalle Street Fund since 1995; Director, Hotchkis and Wiley Mutual Funds since 1996; Director, Kimco Realty Corporation since January 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998; Director, Montpelier Foundation since 1998.

     WALTER MINTZ (70) -- Trustee(2) -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.

     ROBERT S.  SALOMON,  JR.  (62) --  Trustee(2)  -- 106  Dolphin  Cove  Quay,
Stamford, Connecticut 06902. Principal of STI Management (investment adviser) since 1994; Trustee, The Common Fund since 1980; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Monthly columnist with Forbes magazine since 1992; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991.

      MELVIN R. SEIDEN (68) -- Trustee(2) -- 780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     STEPHEN B. SWENSRUD (66) -- Trustee(2) -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

     ARTHUR ZEIKEL (67) -- Trustee(1)(2) -- Chairman of the Investment Manager and MLAM from 1997 to 1999; President of the Investment Manager and MLAM from 1977 to 1997; Chairman of Princeton Services since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     JOSEPH T. MONAGLE, JR. (51) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Manager and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Manager and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

     KEVIN J. MCKENNA (42) -- Senior Vice President(1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997.

     CARLO J. GIANNINI (55) -- Vice President and Portfolio Manager(1)(2) -- Vice President of MLAM since 1981.

     DONALD C. BURKE (39) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of the Investment Manager and MLAM since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999.

     ROBERT HARRIS (47) -- Secretary(1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to 1997; Secretary of PFD since 1982.

-----------
(1)Interested Person, as defined in the Investment Company Act, of the Fund.

(2)Such Trustee or officer is a director, trustee or officer of one or more investment companies for which the Investment Manager, or its affiliate MLAM, acts as investment adviser or manager.

     As of September 1, 1999, the Trustees, officers of the Trust and officers of the Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Trustee of the Fund, Mr. Glenn, a Trustee and officer of the Fund, and the other officers of the Fund owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

Compensation of Trustees

     For the fiscal year ended May 31, 1999, the Fund paid each non-interested Trustee a fee of $1,500 per year plus $250 per meeting attended. The Fund also compensated members of its Audit Committee (the "Committee"), which consisted of all the non-interested Trustees, a fee of $1,500 per year plus a fee of $250 per meeting of the Audit Committee, which is held on a day on which the Board of Trustees does not meet. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

     The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended May 31, 1999 and also the aggregate compensation paid to them from all registered investment companies advised by Investment Manager and its affiliate, MLAM ("MLAM/FAM-advised funds"), for the calendar year ended December 31, 1998.

                                                                                                            Aggregate
                                                                        Pension or          Estimated   Compensation from
                                                                   Retirement Benefits        Annual      Fund and Other
                                    Position with   Compensation     Accrued as Part of   Benefits upon     MLAM/FAM-
Name                                    Fund          From Fund        Fund Expense          Retirement   Advised Funds(1)
-----                                -----------  ------------     --------------------   -------------  ----------------
Joe Grills .......................     Trustee       $1,750                  None              None          $198,333
Walter Mintz .....................     Trustee       $1,750                  None              None          $178,583
Robert S. Salomon, Jr. ...........     Trustee       $1,750                  None              None          $178,583
Melvin R. Seiden .................     Trustee       $1,750                  None              None          $178,583
Stephen B. Swensrud ..............     Trustee       $1,750                  None              None          $195,583


-----------
(1)The Directors serve on the boards of MLAM/FAM-advised funds as follows: Joe Grills (24 registered investment companies consisting of 56 portfolios), Walter Mintz (22 registered investment companies consisting of 43 portfolios), Robert S. Salomon, Jr. (22 registered investment companies consisting of 43 portfolios), Melvin R. Seiden (22 registered investment companies consisting of 43 portfolios), Stephen B. Swensrud (25 registered investment companies consisting of 58 portfolios).

     Trustees of the Fund, members of the Boards of other MLAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of the Fund at net asset value.

Management and Advisory Arrangements

     Management Services. The Investment Manager provides the Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Investment Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Manager. The Investment Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Fund.

     Securities held by the Fund also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Investment Manager or MLAM acts as an adviser or by investment advisory clients of the Investment Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Management Fee. The Fund has entered into a management agreement with the Investment Manager (the "Investment Management Agreement"), pursuant to which the Investment Manager receives for its services to the Fund monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The table below sets forth information about the total management fees paid by the Fund to the Investment Manager for the periods indicated.

            Fiscal Year Ended May 31,                       Management Fee
            ------------------------                        ---------------
            1999 .......................................        $
            1998 .......................................        $   677
            1997 .......................................        $29,925

     Payment of Fund Expenses. The Investment Management Agreement obligates the Investment Manager to provide management services, to furnish office space and facilities for management of the affairs of the Trust and the Fund and to pay all compensation of and furnish office space for officers and employees of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in its operation, and, if other Series should be added, a portion of the Trust's general administrative expenses will be allocated on the basis of asset size of the respective Series. Expenses that will be borne directly by the Series include: redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), fees for legal and auditing services, expenses of printing proxies, shareholder reports, prospectuses and statements of additional information (except to the extent paid by PFD (the "Distributor") as described below), charges of the custodian and transfer agent, Commission fees, insurance, interest, brokerage costs, certain taxes, and other expenses attributable to a particular Series. Expenses that will be allocated on the basis of asset size of the respective Series include fees and expenses of unaffiliated Trustees, state franchise taxes, expenses related to shareholder meetings, and other expenses properly payable by the Trust. If additional Series are added to the Trust, the organizational expenses will be allocated among the Series in a manner deemed equitable by the Trustees. Depending upon the nature of a lawsuit, litigation costs may be assessed to the specific Series to which the lawsuit relates or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. As required by the Distribution Agreements (defined below), the Distributor will pay certain of the expenses of each Series incurred in connection with the offering of shares of each Series; after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to investors. The Distributor will also pay for other supplementary sales literature. Accounting services are provided for the Fund by the Investment Manager and the Fund reimburses the Investment Manager for its costs in connection with such services. See "Purchase of Shares -- Class B Distribution Plan."

     Organization of the Investment Manager. The Investment Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described herein, the Investment Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Fund.

     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Trust's Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $11.00 per Class A shareholder account and $14.00 per Class B shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

Code of Ethics

     The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act that incorporates the Code of Ethics of the Investment Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Manager and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

     The Codes require that all employees of the Investment Manager pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Exchange Shares" in the Prospectus.

     The Fund will offer Class A and Class B shares (the "Shares"), without a sales charge, at a public offering price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective.

     Class A and Class B shares will be offered only (i) pursuant to the exchange program with certain non-money market open-end management investment companies for which Merrill Lynch serves as selected dealer and which are not advised by FAM or MLAM (the "Exchange Program") and (ii) pursuant to the exchange privilege available to certain mutual funds advised by FAM or MLAM ("MLAM-advised funds") or by Mercury

("Mercury-advised funds"). See "Exchange Privilege and Exchange Program." Share purchase orders are effective on the date Federal Funds become available to the Fund. If Federal Funds are available to the Fund prior to the determination of net asset value (generally 4:00 P.M., Eastern time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day of purchase.

     Each Class A and Class B share of the Fund represents identical interests in the investment portfolio of the Fund and has the same rights, except that Class B shares bear the expenses of the ongoing Class B distribution fees and may be subject to a contingent deferred sales charge ("CDSC"). Class A shares will be offered without any front-end or deferred sales charges and will bear no ongoing distribution fees. Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid. Each class has exchange privileges. See "Exchange Privilege and Exchange Program."

     The Fund has entered into a separate distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Management Agreement described above.

Distribution Plan

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to distribution fees paid by the Fund to Merrill Lynch and other selected dealers with respect to the Class B shares (the "Class B Distribution Plan"). The Class B Distribution Plan provides that such distribution fee is accrued daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares. This distribution fee will be used to compensate the Distributor for providing sales and promotional activities and services relating to the sale, promotion and marketing of Class B shares of the Fund and payment related to the furnishing of services to Class B shareholders by sales and marketing personnel. Such expenditures may consist of sales commissions to financial consultants for selling Class B shares (including reimbursement to the parties who have paid such commissions), compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in their sales and promotional activities including advertising expenditures, the costs of preparing and distributing promotional materials and the costs of providing services to Class B shareholders including assistance in connection with inquiries related to shareholder accounts.

     Payments under the Class B Distribution Plan will be based on a percentage of average daily net assets attributable to the Class B shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Class B Distribution Plan may be more or less than distribution-related expenses. Information with respect to the Class B distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Class B Distribution Plan. The Trust has no obligation with respect to distribution-related expenses incurred by the Distributor and Merrill Lynch or other selected dealers in connection with Class B shares, and there is no assurance that the Trustees of the Trust will approve the continuance of the Class B Distribution Plan from year to year. However, the Distributor intends to seek annual continuation of the Class B Distribution Plan.

     Payments of the distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Class B Distribution Plan provides that Merrill Lynch shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution fees paid by the Fund. In their consideration of the Class B Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Class B Distribution Plan to the Fund and to the Class B shareholders. The Trustees will also be asked to take into consideration expenses incurred in connection with the distribution of shares. The distribution fee received with respect to Class B shares will not be used to subsidize the sale of Class A shares. Payments of the distribution fee on Class B shares will terminate on conversion of those Class B shares to Class A shares. See "Conversion of Class B Shares to Class A Shares." The Distributor, 800 Scudders Mill Road,

Plainsboro, New Jersey 08536, acts as principal underwriter of the shares of the Fund. PFD is an affiliate of both the Investment Manager and of Merrill Lynch.

     The Class B Distribution Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act (the "Independent Trustees"), shall be committed to the discretion of the Independent Trustees then in office. In approving the Class B Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that such Plan will benefit the Fund and its Class B shareholders. The Class B Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding Class B voting securities of the Fund. The Class B Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the Class B shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Trust preserve copies of the Class B Distribution Plan and any report made pursuant to such Plan for a period of not less than six years from the date of such Class B Distribution Plan or such report, the first two years in an easily accessible place.

     Limitations on the Payment of Deferred Sales Charges. The maximum sales charge rule in the Conduct of Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee borne by the Class B shares. As applicable to the Class B shares, the maximum sales charge rule limits the aggregate of distribution fee payments payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for Class B, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee, except that the maximum aggregate sales charges may be increased to include sales charges of shares issued pursuant to the exchange privilege, provided that such increase is deducted from the maximum aggregate sales charges of the fund which redeemed the shares for the purpose of the exchange).

Conversion of Class B Shares to Class A Shares

     In the case of Class B Shares of the Fund acquired in an exchange from Class B or Class C shares of a MLAM-advised fund or a Mercury-advised fund, after approximately ten years (the "Conversion Period"), the Class B shares will be converted automatically into Class A shares of the Fund. Class A shares are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     Under the Exchange Program (described below, see "Exchange Privilege and Exchange Program"), if shares of a Participating Fund have a conversion feature providing that shares of one class of the Participating Fund will be exchanged automatically for shares of another class of the Participating Fund, this conversion feature will carry over to Class B shares of the Fund acquired in exchange for those Participating Fund shares. At the end of the particular conversion period, if the shareholder still holds the Class B shares of the Fund, such shares will be converted to Class A shares of the Fund that are not subject to any ongoing distribution fee.

                              REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell, and Exchange Shares" in the Prospectus.

     The Trust is required to redeem for cash all full and fractional shares of the Fund. The redemption price in the case of Class A shares is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. In the case of Class B shares, the redemption price is the net asset value less any applicable CDSC. See "Exchange Privilege and Exchange Program." If such notice is received by the Transfer Agent prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day during which the New York Stock Exchange ("NYSE") is open for business, the redemption will be effective on such day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. A direct shareholder liquidating his or her holdings will receive upon redemption all dividends declared and reinvested until the time of redemption.

Methods of Redemption

     Set forth below is information as to two methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

     Repurchase Through Securities Dealers. The Trust will repurchase shares of the Fund through securities dealers. The Trust will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. The Trust reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Trust will promptly notify any shareholder of any rejection of a repurchase with respect to shares of the Fund. For shareholders requesting repurchases through their securities dealer, payment will be made by the Transfer Agent to the dealer.

     Regular Redemption. A shareholder may also redeem shares by submitting a written notice of redemption directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Trust. The notice requires the signature of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional stock exchange. Notarized signatures are not sufficient.

     The right to receive payment with respect to any redemption may be suspended by the Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the NYSE is closed, other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Trust of securities owned by the Fund is not reasonably practicable or (B) it is not reasonably practicable for the Trust fairly to determine the value of the net assets of the Fund; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

     The value of the shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned. In the case of Class B shares, the redemption price will be reduced by any applicable CDSC.

     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's Shares will not be physically issued. Shares will be maintained by the Fund on the register maintained by the Transfer Agent, and the holders thereof will have the same rights of ownership with respect to such Shares as if certificates had been issued.

                     EXCHANGE PRIVILEGE AND EXCHANGE PROGRAM

Exchange Privilege

     Class A shareholders of the Fund who acquired their Shares upon an exchange from Class A or Class D shares of certain mutual funds advised by the Investment Manager or MLAM (collectively referred to as the "MLAM-advised funds") will have an exchange privilege with Class A or Class D shares of certain MLAM-advised funds. Shareholders may exchange Class A shares of the Fund for Class A shares of one of the MLAM-advised funds if the shareholder holds any Class A shares of that MLAM-advised fund in the account in which the exchange is to be made at the time of the exchange or is otherwise eligible to purchase Class A shares of such MLAM-advised funds. Otherwise Class D shares will automatically be purchased. An eligible Class A investor includes the following: certain employer sponsored retirement or savings plans, including eligible 401(k) plans, provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates, corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised funds, participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services and ML & Co. and its subsidiaries and their directors and employees and members of the Boards of MLAM-advised investment companies, including the Trust.

     Class A shareholders of the Fund who acquired their Shares upon an exchange from Class I or Class A shares of certain funds advised by Mercury Asset Management International, Limited ("Mercury-advised funds") will have an exchange privilege with Class I or Class A shares of certain Mercury-advised funds. Shareholders may exchange Class A shares of the Fund for Class I shares of one of the Mercury-advised funds if the shareholder is eligible to purchase Class I shares of that fund. Otherwise, Class A shares will automatically be purchased. An eligible Class I investor includes the following: certain employer sponsored retirement or savings plans, including eligible 401(k) plans, provided such plans meet the required minimum number of eligible employees or required amount of assets advised by Mercury; participants in certain investment programs to which a bank, thrift or trust company provides discretionary trustee services; certain purchases made in connection with certain fee-based programs managed by affiliates of Mercury or by selected dealers that have an agreement with Mercury; purchases through certain financial advisers that meet and adhere to standards established by Mercury and ML & Co. and its subsidiaries and their directors and employees and employees of certain selected dealers, and members of the Boards of Mercury or MLAM-advised investment companies, including the Trust.

     If a holder of Class A shares of the Fund subsequently exchanges back into the same class of shares of the original MLAM-advised fund or Mercury-advised fund he or she will do so without paying any sales charge. If a holder of Class A shares of the Fund exchanges into Class A or Class D shares of another MLAM-advised fund or Class I or Class A shares of another Mercury-advised fund the holder will be required to pay a sales charge equal to the difference, if any, between the sales charge previously paid on the shares of the original MLAM-advised fund or Mercury-advised fund and the sales charge payable at the time of the exchange on the shares of the new MLAM-advised fund or Mercury-advised fund.

     Class B shareholders of the Fund who acquired their Shares upon an exchange from Class B or Class C shares of certain MLAM-advised funds or Mercury-advised funds will have an exchange privilege with Class B or Class C shares of MLAM-advised funds or a Mercury-advised funds. A holder of Class B shares of the Fund may subsequently exchange back into the original MLAM-advised fund or Mercury-advised fund. When a shareholder exchanges Class B or Class C shares of a MLAM-advised fund or a Mercury-advised fund for Class B shares of the Fund, the period of time that the stockholder holds the Class B shares of the Fund will count towards satisfaction of the holding period requirement for purposes of reducing the CDSC relating to the Class B or Class C shares acquired upon exchange of the Class B shares of the Fund. With respect to exchanges of Class B shares of a MLAM-advised fund or a Mercury-advised fund into Class B shares of the Fund, the period of time the Class B shares of the Fund are held will also count towards satisfaction of the conversion period (the length of time until the Class B shares acquired upon exchange of the Class B shares of the Fund are automatically converted into Class D shares).

     If Class B shares are redeemed from the Fund and not exchanged into shares of a MLAM-advised fund or Mercury-advised fund, a CDSC will be charged to the extent it would have been charged on a redemption of shares from the original MLAM-advised fund or Mercury-advised fund.

     Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares are distributed by the Distributor.

     Under the exchange privilege, exchanges are made on the basis of the relative net asset values of the shares being exchanged. Shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the MLAM-advised funds or Mercury-advised funds. For purposes of the exchange privilege, dividend reinvestment shares shall be deemed to have been sold with a sales charge equal to the shares charge previously paid on the shares on which the dividend was paid. Based on this formula an exchange of Class A shares of the Fund for Class I, Class A or Class D shares of a MLAM-advised fund or a Mercury-advised fund generally will require the payment of a sales charge equal to the difference, if any, between the sales charge previously paid on the Class I, Class A or Class D shares originally exchanged for Class A shares of the Fund and the sales charge payable at the time of the exchange on the Class I, Class A or Class D shares of the MLAM-advised fund or Mercury-advised fund to be acquired.

Exchange Program

     The Fund participates in an exchange program with certain non-money market open-end management investment companies for which Merrill Lynch serves as selected dealer which are not advised by the Investment Manager or MLAM or Mercury, and are not distributed by PFD or any of its subdivisions (each referred to as a "Participating Fund"). The exchange program is available to investors who purchase shares of a Participating Fund through Merrill Lynch. Exchanges may be made into Class A shares of the Fund at net asset value without the imposition of a front-end sales load ("FESL") or CDSC. Shares of a Participating Fund that are subject to FESL will be exchanged for Class A shares of the Fund without the imposition of a sales charge. The holder of Class A shares of the Fund may subsequently either exchange back into the same class of shares of the Participating Fund without incurring any FESL or exchange into shares of another Participating Fund subject to an FESL in the same fund complex as the original Participating Fund by remitting an amount equal to the difference, if any, between the FESL previously paid on the shares of the original Participating Fund and the FESL payable at the time of the exchange on the shares of the new Participating Fund.

     Exchanges may be made into Class B shares of the Fund at net asset value without the imposition of an FESL. Shares of Participating Funds subject to a CDSC will be exchanged for Class B shares of the Fund without the payment of a CDSC that might otherwise be due on redemption of the Participating Fund shares. The holder of such Class B shares of the Fund may subsequently either exchange back into the same class of shares of the Participating Fund or exchange into shares of another Participating Fund in the same fund complex as the original Participating Fund. Upon such exchange, the holder of the Class B shares of the Fund will receive credit toward reduction of the CDSC that would have been due on the Participating Fund shares for the time period during which the Class B shares of the Fund were held. This period of time will also count towards satisfaction of any conversion period applicable to the Participating Fund shares. If holders of the Class B shares of the Fund redeem those shares instead of exchanging back into shares of the original Participating Fund or of another Participating Fund in the same fund complex, CDSC payments, if any, will be assessed based upon the combined holding period for the Participating Fund shares and the Shares.

     The Participating Funds may impose administrative and/or redemption fees on an exchange transaction with the Fund. There will be no sales charge on exchange transactions into the Fund. The Exchange Program may be modified or terminated at any time in accordance with the rules of the Commission. An exchange of shares through the Exchange Program, like an exchange of shares pursuant to the exchange privilege, is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

     A Participating Fund may modify or terminate the terms of its involvement in the Exchange Program at any time in accordance with the rules of the Commission.

     Shares with a net asset value of at least $100 are required to qualify for the exchange program into the Fund and any shares utilized in an exchange must have been held by the shareholder for at least 15 days.

                              --------------------

     Before effecting an exchange, shareholders of the Fund should obtain a currently effective prospectus of the Participating Fund or MLAM-advised fund or Mercury-advised fund into which the exchange is to be made for information regarding the fund and for further details regarding such exchange.

     To effect an exchange, shareholders should contact their Merrill Lynch Financial Consultant or other financial consultant, who will advise the Fund of the exchange, or write to the Transfer Agent requesting that the exchange be effected. Shareholders of Participating Funds and certain MLAM-advised funds or Mercury-advised funds with shares for which certificates have not been issued may effect an exchange by wire through their securities dealers. The Exchange Program or the exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege into the Fund; however, the Fund reserves the right to limit the number of times an investor may effect an exchange. Certain Participating Funds and MLAM-advised funds and Mercury-advised funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The Exchange Program and the exchange privilege are available only to U.S. shareholders in states where the exchange legally may be made.

     An exchange pursuant to the exchange privilege or pursuant to the Exchange Program is treated as a sale of the exchanged shares and a purchase of the new shares for Federal income tax purposes. In addition, an exchanging shareholder of any of the funds may be subject to backup withholding unless such shareholder certifies under penalty of perjury that the taxpayer identification number on file with any such fund is correct, and that he or she is not otherwise subject to backup withholding. See "Taxes."

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by the Investment Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE is open for business. Such determination is made after the close of business on the NYSE (generally 4:00 p.m., Eastern time). As a result of this procedure, the net asset value is determined each business day except for days on which the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined pursuant to the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The money market securities in which the Fund invests are traded primarily in the OTC markets. Except as set forth below, these securities are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of valuation, the maturity of a variable rate security is deemed to be the next date on which the interest rate is to be adjusted.

     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S.
Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Investment Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant "penny-rounded" net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Fund.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes."

                                YIELD INFORMATION

     The Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. The annualized compounded yield will be somewhat higher than the yield because of the effect of assumed reinvestment. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

     The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments. The yield on the Fund's Class A and Class B shares for the period indicated is shown below.

                                                         Seven-Day Period Ended
                                                              May 31, 1999
                                                         ----------------------
                                                          Class A       Class B
                                                          -------       -------
            Excluding gains and losses ................        %              %

     On occasion, the Fund may compare its yield to (1) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune
Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                                      TAXES

     The Trust intends to continue to qualify the Fund for the special tax treatment afforded RICs under the Internal Revenue Code (the "Code"). As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income.

     The Trust may establish other series in addition to the Fund (together with the Fund, the "Series"). Each Series of the Trust is treated as a separate corporation for Federal income tax purposes. Each Series therefore is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Series do not offset gains in another Series, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Series level rather than the Trust level.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses, (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gain are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any capital gain dividends, as well as the amounts of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholder's accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should also consider applicable foreign taxes in their evaluation of an investment in the Fund.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees and officers of the Trust, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     The money market securities in which the Fund invests are traded primarily in the over-the-counter ("OTC") market. Bonds and debentures are usually traded OTC but may be traded on an exchange. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch Money Markets, Inc., may not serve as the Fund's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis. The Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

     The  Commission  has  issued an  exemptive  order  permitting  the  Merrill
Lynch-sponsored money market funds, including Series of the Trust, to conduct principal transactions with GSI in U.S. Government securities and U.S.
Government agency securities and with Merrill Lynch Money Markets, Inc., a subsidiary of GSI ("MMI"), in certificates of deposit and other short-term bank money instruments and commercial paper. This order contains a number of conditions, including conditions designed to ensure that the price to the Fund from Merrill Lynch, GSI or MMI is equal to or better than that available from other sources. GSI have informed the Trust that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Manager in placing such principal transactions. The exemptive order allows GSI or MMI to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.

     The number and dollar volume of transactions engaged in by the Fund pursuant to the exemptive order are set forth in the following table:

             Fiscal Year Ended May 31,              Number         Dollar Volume
            ---------------------------             -------        ------------
     1999 ........................................    13           $ 46,135,343

     1998 .........................................   --           $     --


     1997 .........................................    4           $  3,318,217

     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI, MMI and Merrill Lynch. For example, dealer spreads received by GSI or MMI on transactions conducted pursuant to the exemptive order described above could be offset against the management fee payable by the Fund to the Investment Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Investment Manager has arranged for the Fund's custodian to receive any tender offer solicitation fees on behalf of the Fund payable with respect to portfolio securities of the Fund.

     The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as information concerning money market securities, economic data and market forecasts) to the Investment Manager may receive orders for transactions of the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Manager under the Investment Management Agreement and the expenses of the Investment Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                               GENERAL INFORMATION

Description of Series and Shares

     The Declaration of Trust provides that the Trust shall be comprised of separate Series ("Series") each of which will consist of a separate portfolio that will issue a separate class of shares. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. Shareholder approval is not necessary for the authorization of additional Series or classes of a Series of the Trust. At the date of this Statement of Additional Information, the Fund is the only existing Series of the Trust, and shares of the Fund are divided into Class A and Class B shares (although no Class B shares have been issued as of the date of this Statement of Additional Information). Class A and Class B shares represent an interest in the same assets of the Fund and are identical in all respects, except that Class B shares bear certain expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Board of Trustees of the Trust may classify and reclassify shares of any Series into additional classes at a future date. All shares have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     In the event a Series were unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except under certain limited circumstances set forth in the Declaration of Trust.

Independent Auditors

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Custodian

     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell and Transfer Shares" in the Prospectus.

Legal Counsel

     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

Reports to Shareholders

     The fiscal year of the Fund ends on May 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

         Financial Data Services, Inc.
         P.O. Box 45290
         Jacksonville, Florida 32232-5290

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Financial Data Services, Inc. at 800-221-7210.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information with respect to the shares of the Fund do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

Security Ownership of Certain Beneficial Owners

     At _____, 1999 all outstanding shares of the Fund were owned by the Investment Manager.

     The Declaration of Trust establishing the Trust, dated July 10, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Financial Institutions Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the "Trust Property" (as defined in the Declaration) only shall be liable.

                              FINANCIAL STATEMENTS

      The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                   APPENDIX A

      Description of Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

      Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A-2 indicates that capacity for timely repayment is strong.

     Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1.

     Fitch IBCA, Inc. ("Fitch") employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

     Duff & Phelps Credit Ratings Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S.Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thomson BankWatch, Inc. ("TBW") employs the designations TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Corporate Bonds

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

     Bonds rated AAA by TBW are accorded the highest rating category which indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest rating category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest rating category.

     CODE #: SUMMITSAI 09-99

                            PART C. OTHER INFORMATION

ITEM 23.  Exhibits.

       Exhibit
       Number       Description

       -------      -----------
          1(a) --   Declaration of Trust of Registrant, dated July 10, 1987.(a)

           (b) --   Instrument  establishing  Summit  Cash  Reserves  Fund  (the
                    "Fund")   as  a  series   of  the   Registrant.(a)

           (c) --   Certificates   of  Amendment  to  Declaration  of  Trust  of
                    Registrant and Establishment and Designation of Classes.(b)

          2    --   By-Laws of the Registrant.(a)

          3    --   Portions  of the  Declaration  of Trust,  Establishment  and
                    Designation and By-Laws of the Registrant defining the rights of holders of the Fund as a series of the Registrant.
                    (c).

          4    --   Investment Management Agreement between  the  Registrant and
                    Fund Asset Management,  L.P. relating to the Fund.(b)

          5(a) -- Form of Class A Shares Distribution Agreement relating to the Fund (including form of Selected Dealers Agreement) between the Registrant and Princeton Funds Distributor, Inc. ("PFD").(b)

           (b) -- Form of Class B Shares Distribution Agreement relating to the Fund (including form of Selected Dealers Agreement) between Registrant and PFD.(b)

          6    --   None.

          7    --   Custody Agreement between the Registrant and The Bank of New
                    York relating to the Fund.(a)

          8    --   Transfer  Agency,  Dividend  Disbursing  Agency  Shareholder
                    Servicing  Agency and Proxy  Agency  Agreement  between  the
                    Registrant and Financial Data Services, Inc. relating to the
                    Fund.(a)

          9(a) --   Opinion of Brown & Wood LLP, counsel to the Registrant.(a)

           (b) --   Consent of Brown &Wood LLP, counsel to the Registrant.

         10    --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

         11    --   None.

         12    --   Certificate of Fund Asset Management, L.P.(a)

         13(a) -- Form of Class B Shares Distribution Plan (including form of Class B Shares Distribution Plan Sub-Agreement) relating to the Fund.(b)

           (b) -- Form of Exchange and Service Agreement relating to the Fund between PFD and the Participating Underwriter.(b)

         14    --   None

         15    --   Plan pursuant to Rule 18f-3.(b)

-----------
(a) Filed on September 27, 1995 as an exhibit to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 as amended (File No. 2-78646) (the "Registration Statement").

(b) Filed on July 31, 1998 as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

(c) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX,X and XI of the Registrant's Declaration of Trust, previously filed as
     Exhibit 1(a) to the Registration Statement referred to in paragraph (a) above to the Certificate of Amendment to the Declaration of Trust and Establishment and Designation of Classes, which will be filed as Exhibit 1(c) to the Registration Statement; and to Articles I, V, and VI of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement referred to in paragraph (a) above.

Item  24.  Persons Controlled by or Under Common Control with Registrant.

     Not applicable.

Item 25.  Indemnification

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustee may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     Fund Asset Management, L.P. ("FAM" or the Investment Manager), an affiliate of the Investment Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch
Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey
Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest
Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services"), Princeton Administrators, L.P. ("Princeton Administrators") and Princeton Funds Distributor, Inc. (the "Distributor" or "PFD") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Investment Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since May 1, 1997 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and, Mr. Burke is Vice President and Treasurer all or of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.

                            Position(s) with Investment                Other Substantial Business,
Name                                 Manager                        Profession, Vocation or Employment
-----                            -----------------                  ----------------------------------
ML & Co ....................   Limited Partner         Financial Services Holding Company; Limited Partner of MLAM

Princeton Services .........   General Partner         General Partner of MLAM

Jeffrey M. Peek ............   President               President of MLAM; President and Director of Princeton Services;
                                                       Executive Vice President of ML & Co.; Managing Director and
                                                       Co-Head of the Investment Banking Division of Merrill Lynch in 1997

Terry K. Glenn .............   Executive Vice          Executive Vice President of MLAM; Executive Vice
                               President               President and Director of Princeton Services; President and

                                                       Director of PFD; Director of FDS; President of Princeton
                                                       Administrators

Gregory A. Bundy ...........   Chief Operating         Chief Operating Officer and Managing Director of FAM;
                               Officer and Managing    Chief Operating Officer and Managing Director of
                               Director                Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to
                                                       1999

Donald C. Burke ............   Senior Vice President   Senior Vice President, Treasurer and Director of Taxation
                               and Treasurer           of MLAM;  Senior Vice President and Treasurer of
                                                       Princeton  Services;  Vice  President  of  PFD;  First  Vice
                                                       President  of FAM from 1997 to 1999;  Vice  President of FAM from 1990 to 1997

Michael G. Clark ...........   Senior Vice President   Senior Vice President of  MLAM;  Senior  Vice  President  of
                                                       Princeton  Services; Treasurer and Director of PFD;  First Vice
                                                       President of FAM from 1997 to 1999; Vice President of FAM from
                                                       1996 to 1997

Robert C. Doll .............   Senior Vice President   Senior Vice President of FAM; Senior Vice President of Princeton
                                                       Services. Chief Investment Officer of Oppenheimer Funds, Inc. in
                                                       1999 and Executive Vice President thereof from 1991 to 1999

Linda L. Federici ..........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services

Vincent R. Giordano ........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services

Michael J. Hennewinkel .....   Senior Vice President,  Senior Vice President, Secretary and General Counsel of
                               Secretary and General   MLAM; Senior Vice President of Princeton Services
                               Counsel


                            Position(s) with Investment                Other Substantial Business,
Name                                  Manager                       Profession, Vocation or Employment
-----                            -----------------                  ----------------------------------
Philip L. Kirstein .........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President, Director,
                                                       General Counsel and Secretary of Princeton Services

Ronald M. Kloss ............   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services

Debra W. Landsman-Yaros ....   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services; Vice President of PFD

Joseph T. Monagle, Jr. .....   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services

Brian A. Murdock ...........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services

Gregory D. Upah ............   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services


Item 27.  Principal Underwriters.

      (a) PFD acts as the principal underwriter for the Registrant, for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and PFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Senior Floating Rate Fund II,Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

      (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                    Position(s) and Office(s)    Position(s) and Office(s)
Name                                         with PFD               with the Registrant
-----                                 ---------------------       ---------------------
Terry K. Glenn .................      President and Director      President and Director
Michael G. Clark ...............      Director and Treasurer      None
Thomas J. Verage ...............      Director                    None
Robert W. Crook ................      Senior Vice President       None
Michael J. Brady ...............      Vice President              None
William M. Breen ...............      Vice President              None
Donald C. Burke ................      Vice President              Vice President and Treasurer
James T. Fatseas ...............      Vice President              None
Debra W. Landsman-Yaros ........      Vice President              None
Michelle T. Lau ................      Vice President              None
Salvatore Venezia ..............      Vice President              None
William Wasel ..................      Vice President              None
Robert Harris ..................      Secretary                   Secretary
     (c) Not applicable.


Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.  Management Services.

     Other than as set forth under the caption "Management of the Fund -- Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 30th day of July, 1999.

                                SUMMIT CASH RESERVES FUND OF
                             FINANCIAL INSTITUTIONS SERIES TRUST

                                        (Registrant)

                            By /s/ DONALD C. BURKE
                               -------------------------------------
                              (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

                    Signature                                        Title                         Date
                    ---------                                        ----                          ----

                 TERRY K. GLENN*                      President and Trustee
-----------------------------------------------       (Principal Executive Officer)
                (Terry K. Glenn)

/s/              DONALD C. BURKE                      Vice President and Treasurer           July 30, 1999
-----------------------------------------------       (Principal Financial
                (Donald C. Burke)                     and Accounting Officer)

                   JOE GRILLS*                        Trustee
-----------------------------------------------
                  (Joe Grills)

                  WALTER MINTZ*                       Trustee
-----------------------------------------------
                (Walter Mintz)

             ROBERT S. SALOMAN, JR.*                  Trustee
-----------------------------------------------
            (Robert S. Saloman, Jr.)

                MELVIN R. SEIDEN*                     Trustee
-----------------------------------------------
               (Melvin R. Seiden)

               STEPHEN B. SWENSRUD*                   Trustee
-----------------------------------------------
              (Stephen B. Swensrud)

                 ARTHUR ZEIKEL*                       Trustee
-----------------------------------------------
                 (Arthur Zeikel)

*By:                /s/DONALD C. BURKE                                                       July 30, 1999
-----------------------------------------------
           (Donald C. Burke, Attorney-in-Fact)


                                POWER OF ATTORNEY

The undersigned, the Directors/Trustees and the officers of each of the registered investment companies listed below, hereby authorzize Terry K. Glenn, Donald C. Burke and Joseph T. Monagle, Jr. or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: Merrill Lynch Adjustable Rate Securities Fund, Inc.; Apex Municipal Fund, Inc.; Merrill Lynch Asset Builder Program, Inc.; Corporate High Yield Fund, Inc.; Corporate High Yield Fund II, Inc.; Corporate High Yield Fund III, Inc.; Merrill Lynch Federal Securities Trust; Merrill Lynch Fundamental Growth Fund, Inc.; Income Opportunities Fund 1999, Inc.; Income Opportunities Fund 2000, Inc.:
MuniHoldings Insured Fund II, Inc.; MuniHoldings Insured Fund III, Inc.; MuniInsured Fund, Inc.; MuniYield Insured Fund, Inc.; Merrill Lynch Phoenix Fund, Inc.; Merrill Lynch Real Estate Fund, Inc.; Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust and Summit Cash Reserves Fund of Financial Institution Series Trust.

                    Signature                                        Title                         Date
                    ---------                                        ----                          ----

               /s/ TERRY K. GLENN                     President (Principal Executive
-----------------------------------------------       Officer),Director and Trustee        April 13, 1999
                (Terry K. Glenn)

               /s/ DONALD C. BURKE                    Vice President and Treasurer
-----------------------------------------------       (Principal Financial
                (Donald C. Burke)                     and Accounting Officer)              April 13, 1999

                 /s/ JOE GRILLS                       Director/Trustee                     April 13, 1999
----------------------------------------------
                  (Joe Grills)

                /s/ WALTER MINTZ                      Director/Trustee                     April 13, 1999
----------------------------------------------
                 (Walter Mintz)

           /s/ ROBERT S. SALOMAN, JR.                 Director/Trustee                     April 13, 1999
----------------------------------------------
            (Robert S. Saloman, Jr.)

              /s/ MELVIN R. SEIDEN                    Director/Trustee                     April 13, 1999
----------------------------------------------
               (Melvin R. Seiden)

             /s/ STEPHEN B. SWENSRUD                  Director/Trustee                     April 13, 1999
----------------------------------------------
             (Stephen B. Swensrud)

                /s/ARTHUR ZEIKEL                      Director/Trustee                     April 13, 1999
----------------------------------------------
                 (Arthur Zeikel)


                                  EXHIBIT INDEX

Exhibit

Numbers            Description
--------           ----------
    9(b)      --   Consent of Brown & Wood LLP, counsel to the Registrant.

   10         --   Consent of Deloitte & Touche LLP, independent auditors
                   for the Registrant.